Financial instruments and risk management (Details 5) - Currency risk - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016
EUR
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	€ (8,535)	€ (23,229)
EUR | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(5,850)	(5,855)
EUR | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments		(26,280)
EUR | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(6,711)	(2,798)
EUR | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(5,905)	(1,337)
EUR | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	5,738	3,645
EUR | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	2,355	2,489
EUR | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	1,838	6,907
USD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	2,434	(480)
USD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
USD | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments		0
USD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(4,883)	(1,344)
USD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(415)	0
USD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	924	268
USD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	240	0
USD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	6,568	596
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	77	(454)
GBP | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Preferred shares treated as financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments		0
GBP | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(80)	(1,280)
GBP | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	110	319
GBP | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
GBP | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	47	507
AUD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	201	0
AUD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(178)	0
AUD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	132	0
AUD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
AUD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	247	0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(27)	0
CAD | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(620)	0
CAD | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Trade receivables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	143	0
CAD | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0	0
CAD | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	450	€ 0
ILS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	2,663
ILS | Borrowings
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	0
ILS | Trade payables
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(343)
ILS | Other financial liabilities
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	(1,099)
ILS | Other financial assets
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	2,500
ILS | Cash and cash equivalents
Disclosure of nature and extent of risks arising from financial instruments [line items]
Exposure to currency risk associated with instruments	€ 1,605